Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	Eaton Corp plc
Entity Central Index Key	0001551182
Trading Symbol	ETN
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false